Financial assets - Guarantees received (Details) - Financial assets at amortised cost, category - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Real guarantees value	€ 543,675	€ 556,206
Other guarantees	67,185	51,221
Total value of guarantees received	610,860	607,427
Nonperforming | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Real guarantees value	12,481	12,719
Other guarantees	€ 932	€ 1,225